Consolidated Statements of Changes in Equity (Deficiency) - USD ($)	Preferred shares	Ordinary Shares	Additional paid-in capital	Retained earnings (accumulated deficit) Unrestricted	Accumulated other comprehensive income (loss)	Noncontrolling interest	Total
Balance at Jun. 30, 2018		$ 10,000	$ 14,613,119	$ (6,764,155)	$ (7,320)	$ (2,513)	$ 7,849,131
Balance (in Shares) at Jun. 30, 2018		10,000,000
Issuance of ordinary share through Initial public offering, net		$ 1,508	7,297,926				7,299,434
Issuance of ordinary share through Initial public offering, net (in Shares)		1,507,558
Disposal of subsidiary						33,603	33,603
Net loss for the period				(2,457,186)		(645,716)	(3,102,902)
Foreign currency translation loss					(244,638)	(26,556)	(271,194)
Balance at Jun. 30, 2019		$ 11,508	21,911,045	(9,221,341)	(251,958)	(641,182)	11,808,072
Balance (in Shares) at Jun. 30, 2019		11,507,558
Net loss for the period				(4,045,948)		(641,719)	(4,687,667)
Foreign currency translation loss					168,946	(9,011)	159,935
Balance at Jun. 30, 2020		$ 11,508	21,911,045	(13,267,289)	(83,012)	(1,291,912)	7,280,340
Balance (in Shares) at Jun. 30, 2020		11,507,558
Disposal of subsidiary						689,430	689,430
Net loss for the period				(4,735,800)		(382,839)	(5,118,639)
Decrease in Noncontrolling interest				(317,964)		317,964
Foreign currency translation loss					372,455	36,030	408,485
Balance at Jun. 30, 2021		$ 11,508	$ 21,911,045	$ (18,321,053)	$ 289,443	$ (631,327)	$ 3,259,616
Balance (in Shares) at Jun. 30, 2021		11,507,558